Fair value measurements - Additional information (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Valuation techniques by major class of financial instrument
Amount of discount or liquidity adjustment in inactive markets
Valuation adjustment to reflect own creditworthiness		10	23
Investment in the common stock at fair value through election of the fair value option
Gains (losses) from changes in fair value of the financial liabilities for which the fair value option was elected, attributable to the change in creditworthiness		15	23	¥ 2
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans and receivables		0	1
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings		¥ 41	¥ 2
Concentrations of credit risk, percentage		15.00%	20.00%
Amount of impairment losses within Non-interest expenses-Other			¥ 2
Carrying amount of certain listed equity method investments, whichi are recognized impairment losses			¥ 3
Ashikaga Holdings Co., Ltd. [Member]
Investment in the common stock at fair value through election of the fair value option
Percentage of common stock			36.90%	37.10%
American Century Companies, Inc. [Member]
Investment in the common stock at fair value through election of the fair value option
Percentage of economic interest		39.70%
Recurring | Financial assets (excluding derivative assets) [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets		¥ 464	¥ 85
Transfer from Level 2 to Level 1, Assets		550	87
Recurring | Trading assets and private equity investments [Member] | Equities [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets		423	65
Transfer from Level 2 to Level 1, Assets		387	60
Recurring | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets		40	20
Transfer from Level 2 to Level 1, Assets		13	21
Recurring | Other [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 2 to Level 1, Assets		143
Recurring | Trading liabilities [Member] | Short sales of equities [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Liabilities		452	27
Transfer from Level 2 to Level 1, Liabilities		341	24
Recurring | Trading liabilities [Member] | Short sales of Investment trust funds and other [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets		14
Recurring | Other liabilities [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 2 to Level 1, Liabilities		141
Recurring | Financial liabilities (excluding derivative liabilities) [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Liabilities		466	28
Transfer from Level 2 to Level 1, Liabilities		483	25
Recurring | Level 3 [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	78	38
Transfers out of Level 3, liabilities	[1]	134	111
Transfers into Level 3, Assets	[1]	125	102
Transfers into Level 3, Liabilities	[1]	143	125
Recurring | Level 3 [Member] | Financial assets (excluding derivative assets) [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets		62	42
Transfers into Level 3, Assets		118	111
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	47	42
Transfers into Level 3, Assets	[1]	92	103
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	7	2
Transfers into Level 3, Assets	[1]	9	2
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Private equity investments [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	1	6
Transfers into Level 3, Assets	[1]
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]		0
Transfers into Level 3, Assets	[1]	0
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	4	1
Transfers into Level 3, Assets	[1]	5	3
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	27	23
Transfers into Level 3, Assets	[1]	62	60
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	0
Transfers into Level 3, Assets	[1]	0	1
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	1
Transfers into Level 3, Assets	[1]	0	8
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]
Transfers into Level 3, Assets	[1]		13
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	7	7
Transfers into Level 3, Assets	[1]	16	16
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	0	3
Transfers into Level 3, Assets	[1]	0	0
Recurring | Level 3 [Member] | Equity contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	11	(4)
Transfers into Level 3, Assets	[1],[2]	22	1
Recurring | Level 3 [Member] | Interest rate contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	9	1
Transfers into Level 3, Assets	[1],[2]	(15)	(1)
Recurring | Level 3 [Member] | Credit contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	0	(7)
Transfers into Level 3, Assets	[1],[2]	(4)	(6)
Recurring | Level 3 [Member] | Foreign exchange contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	(4)	6
Transfers into Level 3, Assets	[1],[2]	4	(3)
Recurring | Level 3 [Member] | Commodity contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]
Transfers into Level 3, Assets	[1],[2]
Recurring | Level 3 [Member] | Derivatives, net [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	16	(4)
Transfers into Level 3, Assets	[1],[2]	7	(9)
Recurring | Level 3 [Member] | Loans and receivables [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	5
Transfers into Level 3, Assets	[1]	14	8
Recurring | Level 3 [Member] | Non-trading debt securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]
Transfers into Level 3, Assets	[1]
Recurring | Level 3 [Member] | Other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	10	0
Transfers into Level 3, Assets	[1]	7	0
Recurring | Level 3 [Member] | Trading liabilities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	5	3
Transfers into Level 3, Liabilities	[1]	3	2
Recurring | Level 3 [Member] | Trading liabilities [Member] | Equities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	3	2
Transfers into Level 3, Liabilities	[1]	3	1
Recurring | Level 3 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	2	1
Transfers into Level 3, Liabilities	[1]	0	1
Recurring | Level 3 [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	0
Transfers into Level 3, Liabilities	[1]
Recurring | Level 3 [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	0
Transfers into Level 3, Liabilities	[1]		0
Recurring | Level 3 [Member] | Short-term borrowings [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	4	17
Transfers into Level 3, Liabilities	[1]	7	9
Recurring | Level 3 [Member] | Payables and deposits [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	0
Transfers into Level 3, Liabilities	[1]
Recurring | Level 3 [Member] | Long-term borrowings [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	125	91
Transfers into Level 3, Liabilities	[1]	132	114
Recurring | Level 3 [Member] | Other liabilities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	0	0
Transfers into Level 3, Liabilities	[1]	1	0
Recurring | Level 3 [Member] | Financial liabilities (excluding derivative liabilities) [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities		134	111
Transfers into Level 3, Liabilities		¥ 143	¥ 125

[1]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.
[2]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.